Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.78%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,039	$104,181
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,121	102,359
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,770	51,171
Vanguard Short-Term Treasury ETF (a)............................................................................		1,772	102,404
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $368,808)			360,115
		Notional
PURCHASED OPTIONS - 108.82% (b)(c)	Contracts	Amount

CALL OPTIONS - 97.41%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $411.04.......................................	20	$717,120	12,080
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.62..........................................	25	896,400	892,565
PUT OPTIONS - 11.41%			904,645

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $102.90...................	97	993,765	59,209
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$103.15................................................................................................................	97	993,765	44,630
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $165.03.......................................	25	896,400	2,001
TOTAL PURCHASED OPTIONS (Cost $1,122,783)			105,840
			1,010,485
Total Investments (Cost $1,491,591) - 147.60%............................................................			1,370,600
Liabilities in Excess of Other Assets - (47.60)%..............................................................			(442,018)
....................................................................................TOTAL NET ASSETS - 100.00%			$928,582

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $360,115.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	3/10/2023	$165.03	25	$(896,400)	$(490,841)
PUT OPTIONS					(490,841)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$108.32	97	(993,765)	(88,663)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$108.58	97	(993,765)	(80,238)
S&P 500® Mini Index...................................	3/10/2023	$369.94	25	(896,400)	(68,559)
TOTAL OPTIONS WRITTEN (Premiums Received $730,117)					(237,460)
					$(728,301)